UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005


ITEM 1.  REPORTS TO SHAREHOLDERS

                             MAXIM SERIES FUND, INC.

               Maxim U.S. Government Mortgage Securities Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim U.S. Government Mortgage Securities Portfolio

The Maxim Government Mortgage Securities Portfolio was positioned early in 2005 for rising interest rates and solid performance from the MBS sector. The Portfolio characteristics lent themselves well to a moderately bearish outlook and we maintained this profile throughout 2005. As a result of the positioning of the Portfolio, performance was modestly stronger than the Morningstar Intermediate Government Benchmark. The Portfolio's performance was also moderately stronger than its proxy benchmark, the Lehman Aggregate Balance Index, on a gross basis. Based on our view that the economic expansion will continue, albeit at a slower rate of growth, that the business side of the equation is contributing more to growth, and that wage inflation is picking up, we have continued to manage the duration of the Maxim Government Mortgage Securities Portfolio closely to the duration of the competitive Morningstar Benchmark and to maximize the MBS sector allocation within the policy dictated diversification constraints. Maxim Government Mortgage Securities Portfolio performance was favorable relative to the Morningstar Intermediate Government Fund competitive Benchmark in 2005 and, on a gross basis, was favorable relative to its proxy benchmark, the Lehman Aggregate Balance Index. The Maxim Government Mortgage Securities Portfolio generated excess returns of + .27% (27 basis points) versus the Morningstar Benchmark, ranking in the 73rd percentile on a risk/return basis and maintaining its 4 star Morningstar rating as a result.

                   Maxim U.S. Government Mortgage    Lehman Aggregate Balance
                        Securities Portfolio                   Index

12/01/1992              10,000.00                            10,000.00
12/31/1996              10,429.00                            10,363.10
12/31/1997              11,330.07                            11,363.55
12/31/1998              12,136.77                            12,350.59
12/31/1999              12,198.66                            12,249.32
12/31/2000              13,505.14                            13,673.91
12/31/2001              14,468.06                            14,827.99
12/31/2002              15,890.27                            16,349.34
12/31/2003              16,290.70                            17,019.67
12/31/2004              16,851.10                            17,758.15
12/31/2005              17,216.77                            18,189.49

Maxim U.S. Government Mortgage Securities Portfolio
Total Return -

One Year:              2.17%
Five Year:  4.98%
Ten Year:              5.58%

Portfolio Inception:              12/01/1992

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim U.S. Government Mortgage Securities Portfolio, made at its inception, with the performance of the Lehman Aggregate Balance Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Government Mortgage Securities Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Mortgage Securities Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim U.S. Government Mortgage Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                              $          247,814,347
      Cash                                                                                                      11,060
      Collateral for securities loaned                                                                      21,128,502
      Interest receivable                                                                                    1,287,142
      Subscriptions receivable                                                                                 441,736
                                                                                                  ---------------------
                                                                                                  ---------------------

      Total assets                                                                                         270,682,787
                                                                                                  ---------------------
                                                                                                  ---------------------

LIABILITIES:
      Due to investment adviser                                                                                127,100
      Payable upon return of securities loaned                                                              21,128,502
      Redemptions payable                                                                                    2,308,480
                                                                                                  ---------------------
                                                                                                  ---------------------

      Total liabilities                                                                                     23,564,082
                                                                                                  ---------------------
                                                                                                  ---------------------

NET ASSETS                                                                                      $          247,118,705
                                                                                                  =====================
                                                                                                  =====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                             $            2,123,041
      Additional paid-in capital                                                                           249,428,143
      Net unrealized depreciation on investments                                                            (4,200,489)
      Undistributed net investment income                                                                       55,578
      Accumulated net realized loss on investments                                                            (287,568)
                                                                                                  ---------------------
                                                                                                  ---------------------

NET ASSETS                                                                                      $          247,118,705
                                                                                                  =====================
                                                                                                  =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                11.64
                                                                                                  =====================
                                                                                                  =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                           250,000,000
      Outstanding                                                                                           21,230,406

(1)  Cost of investments in securities:                                                         $          252,014,836

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                         $          12,432,993
     Income from securities lending                                                                                  64,406
                                                                                                        --------------------
                                                                                                        --------------------

          Total income                                                                                           12,497,399
                                                                                                        --------------------
                                                                                                        --------------------

EXPENSES:
     Management fees                                                                                              1,562,562
                                                                                                        --------------------
                                                                                                        --------------------

NET INVESTMENT INCOME                                                                                            10,934,837
                                                                                                        --------------------
                                                                                                        --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                               310,106
     Change in net unrealized depreciation on investments                                                        (5,749,620)
                                                                                                        --------------------
                                                                                                        --------------------

     Net realized and unrealized loss on investments                                                             (5,439,514)
                                                                                                        --------------------
                                                                                                        --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $           5,495,323
                                                                                                        ====================
                                                                                                        ====================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                        2005                  2004
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                      $       10,934,837     $      11,065,366
     Net realized gain (loss) on investments                                               310,106              (885,931)
     Change in net unrealized appreciation (depreciation) on investments                (5,749,620)           (1,881,424)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net increase in net assets resulting from operations                                5,495,323             8,298,011
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                        (10,762,526)          (10,964,503)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                 118,055,157           136,855,321
     Reinvestment of distributions                                                      10,762,526            10,964,503
     Redemptions of shares                                                            (140,850,749)         (187,022,423)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net decrease in net assets resulting from share transactions                      (12,033,066)          (39,202,599)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Total decrease in net assets                                                      (17,300,269)          (41,869,091)

NET ASSETS:
     Beginning of period                                                               264,418,974           306,288,065
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     End of period  (1)                                                         $      247,118,705     $     264,418,974
                                                                                  =================      ================
                                                                                  =================      ================

OTHER INFORMATION:

SHARES:
     Sold                                                                                9,987,768            11,453,655
     Issued in reinvestment of distributions                                               918,131               923,558
     Redeemed                                                                          (11,935,052)          (15,719,879)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net decrease                                                                       (1,029,153)           (3,342,666)
                                                                                  =================      ================
                                                                                  =================      ================

(1) Including undistributed net investment income                               $           55,578     $             597

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                         Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        11.88  $         11.96  $       12.36  $       11.85  $       11.69

Income from Investment Operations

Net investment income                                   0.49             0.48           0.49           0.20           0.63
Net realized and unrealized gain (loss)                (0.24)           (0.08)         (0.19)          0.54           0.18
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income From Investment Operations                 0.25             0.40           0.30           0.74           0.81
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                             (0.49)           (0.48)         (0.50)         (0.19)         (0.65)
From net realized gains                                                                (0.20)         (0.04)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Distributions                                    (0.49)           (0.48)         (0.70)         (0.23)         (0.65)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        11.64  $         11.88  $       11.96  $       12.36  $       11.85
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           2.17%            3.44%          2.52%          9.83%          7.13%

Net Assets, End of Period ($000)              $      247,119  $       264,419  $     306,288  $     347,127  $     219,596

Ratio of Expenses to Average Net Assets                0.60%            0.60%          0.60%          0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                4.20%            4.00%          4.10%          4.98%          5.66%

Portfolio Turnover Rate                               46.40%           79.23%        105.93%         82.56%         49.85%


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Financing Transactions

        To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio's right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the "Payable for investments purchased" on the Statement of Assets and Liabilities. At December 31, 2005, there were no mortgage dollar rolls held.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $11,812,820 and $5,605,324, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $107,317,600 and $125,160,513, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $252,001,698. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $593,603 and gross depreciation of securities in which there was an excess of tax cost over value of $4,780,954 resulting in net depreciation of $4,187,351.

5. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $21,105,513 and received collateral of $21,128,502 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were from ordinary income in the amount of $10,762,526 and $10,964,503, respectively.

       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                       55,578
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                            55,578
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized depreciation on investments                                                     (4,187,351)
      Capital loss carryforwards (expiring in 2012)                                                    (194,123)
      Post-October losses                                                                              (106,583)
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                          (4,432,479)
                                                                                                  ===============



        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. For the year ended December 31, 2005 the Portfolio reclassified $117,330 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        For the year ended December 31, 2005, the Portfolio utilized $575,193 of capital loss carryforwards and had current year deferred post-October capital losses of $106,583.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 75.20%
  3,593,262 Fannie Mae                                                 3,558,827
            5.500% November 1, 2035
  1,591,099 Fannie Mae                                                 1,576,182
            5.500% April 1, 2035
  1,575,676 Fannie Mae                                                 1,568,556
            5.027% September 1, 2034
  3,050,311 Fannie Mae                                                 3,024,665
            5.500% December 1, 2033
  3,169,411 Fannie Mae                                                 3,273,408
            6.500% January 1, 2032
  1,931,783 Fannie Mae                                                 1,995,170
            6.500% December 1, 2031
    959,250 Fannie Mae                                                 1,008,112
            7.000% January 1, 2032
  2,311,226 Fannie Mae                                                 2,387,064
            6.500% February 1, 2032
  2,312,439 Fannie Mae                                                 2,385,787
            6.500% February 1, 2017
  1,294,574 Fannie Mae                                                 1,305,497
            6.000% February 1, 2032
  3,721,937 Fannie Mae                                                 3,689,370
            5.500% November 1, 2033
    408,902 Fannie Mae                                                   422,447
            7.000% April 1, 2017
  1,429,488 Fannie Mae                                                 1,449,813
            6.000% September 1, 2032
  1,590,728 Fannie Mae                                                 1,608,062
            6.000% January 1, 2033
  5,517,583 Fannie Mae                                                 5,458,097
            5.000% May 1, 2018
  4,856,567 Fannie Mae                                                 4,890,082
            5.500% April 1, 2018
    991,944 Fannie Mae                                                 1,042,471
            7.000% December 1, 2031
    303,009 Fannie Mae                                                   311,758
            6.500% July 1, 2014
  2,386,120 Fannie Mae                                                 2,325,436
            4.500% May 1, 2019
 13,903,295 Fannie Mae                                                13,471,713
            5.000% September 1, 2035
      8,441 Fannie Mae                                                     8,946
            7.500% November 1, 2024
    100,908 Fannie Mae                                                   108,691
            8.500% April 1, 2025
     81,256 Fannie Mae                                                    88,082
            8.500% August 1, 2021
  2,799,193 Fannie Mae                                                 2,774,700
            5.500% February 1, 2034
    212,555 Fannie Mae                                                   223,947
            7.500% September 1, 2031
  1,456,122 Fannie Mae                                                 1,442,471
            5.500% April 1, 2033
  8,565,652 Fannie Mae                                                 8,682,593
            6.000% May 1, 2033
  1,660,554 Fannie Mae                                                 1,677,892
            6.000% April 1, 2033
  1,174,715 Fannie Mae                                                 1,185,850
            6.000% February 1, 2033
  7,035,469 Fannie Mae                                                 6,983,875
            5.500% July 1, 2033
  3,411,254 Fannie Mae                                                 3,383,197
            5.500% February 1, 2035
  1,292,959 Fannie Mae                                                 1,311,343
            6.000% September 1, 2033
    388,697 Fannie Mae                                                   408,496
            7.000% September 1, 2031
  6,935,431 Fannie Mae                                                 6,860,658
            5.000% August 1, 2018
  1,730,767 Fannie Mae                                                 1,748,838
            6.000% August 1, 2033
  3,143,982 Fannie Mae                                                 3,120,927
            5.500% September 1, 2033
    602,779 Fannie Mae                                                   633,483
            7.000% February 1, 2031
     15,932 Fannie Mae                                                    17,578
            9.500% March 1, 2020
     59,875 Fannie Mae                                                    64,921
            8.500% August 1, 2024
    368,971 Fannie Mae                                                   377,028
            6.000% June 1, 2013
    296,395 Fannie Mae                                                   307,016
            6.500% February 1, 2019
    463,963 Fannie Mae                                                   474,094
            6.000% May 1, 2013
    133,956 Fannie Mae                                                   148,286
            9.500% September 1, 2020
    457,582 Fannie Mae                                                   463,398
            6.000% February 1, 2029
    114,228 Fannie Mae                                                   123,815
            8.500% November 1, 2026
    642,348 Fannie Mae                                                   663,425
            6.500% April 1, 2032
  1,760,729 Fannie Mae                                                 1,803,097
            6.000% March 1, 2017
  1,835,609 Fannie Mae                                                 1,818,400
            5.500% January 1, 2035
  1,457,306 Fannie Mae                                                 1,471,085
            6.000% September 1, 2034
  1,580,221 Fannie Mae                                                 1,595,530
            6.000% February 1, 2035
    374,157 Fannie Mae                                                   370,571
            5.500% August 1, 2035

  6,000,000 Federal Home Loan Bank ** ^^                               6,183,798
            5.250% June 18, 2014
  1,000,000 Federal Home Loan Bank ** ^^                                 984,366
            4.500% November 15, 2012
  2,454,261 Freddie Mac                                                2,391,637
            4.500% April 1, 2019
  4,823,660 Freddie Mac                                                4,703,787
            4.500% March 1, 2019
  1,353,586 Freddie Mac                                                1,320,466
            4.500% May 1, 2018
    593,742 Freddie Mac                                                  628,068
            7.500% March 1, 2032
  1,853,589 Freddie Mac                                                1,873,284
            6.000% December 1, 2032
    194,503 Freddie Mac                                                  196,213
            6.000% February 1, 2009
  1,372,132 Freddie Mac                                                1,345,368
            5.000% April 1, 2023
    444,127 Freddie Mac                                                  447,181
            5.500% March 1, 2017
    796,461 Freddie Mac                                                  814,382
            6.000% April 1, 2017
     35,630 Freddie Mac                                                   39,622
            11.000% June 1, 2020
    122,839 Freddie Mac                                                  136,836
            11.000% August 1, 2020
    931,439 Freddie Mac                                                  930,093
            5.000% July 1, 2009
  8,449,571 Freddie Mac                                                8,392,706
            5.500% August 1, 2033
  1,882,327 Freddie Mac                                                1,894,386
            5.500% April 1, 2019
  1,374,081 Freddie Mac                                                1,362,916
            5.500% November 1, 2033
  1,489,471 Freddie Mac                                                1,479,447
            5.500% December 1, 2033
 12,808,502 Freddie Mac                                               12,400,227
            5.000% August 1, 2035
  1,802,375 Freddie Mac                                                1,825,468
            6.000% February 1, 2035
  2,006,291 Freddie Mac                                                1,988,736
            5.500% September 1, 2033
    106,460 Freddie Mac                                                  117,440
            9.500% April 1, 2025
    758,819 Freddie Mac                                                  793,203
            7.000% September 1, 2032
    967,060 Freddie Mac                                                  997,885
            6.500% January 1, 2032
  1,889,001 Freddie Mac                                                1,876,605
            5.500% February 1, 2035
    115,297 Freddie Mac                                                  126,469
            9.000% December 1, 2014
     39,858 Freddie Mac                                                   43,713
            9.500% June 1, 2020
     21,647 Freddie Mac                                                   23,404
            9.500% September 1, 2020

  1,613,282 Freddie Mac                                                1,573,851
            4.500% April 1, 2018
    904,141 Freddie Mac                                                  854,031
            4.500% August 1, 2033
  2,411,680 Freddie Mac                                                2,395,450
            5.500% May 1, 2033
  1,425,570 Freddie Mac                                                1,415,976
            5.500% January 1, 2034
    975,078 Freddie Mac                                                  949,330
            4.500% September 1, 2020
  3,278,572 Freddie Mac                                                3,251,688
            5.500% October 1, 2034
    249,806 Ginnie Mae                                                   262,962
            7.000% November 15, 2026
     74,524 Ginnie Mae                                                    79,877
            8.000% June 15, 2025
    308,487 Ginnie Mae                                                   324,836
            7.000% January 15, 2024
    320,544 Ginnie Mae                                                   343,148
            8.000% March 15, 2025
  8,044,111 Ginnie Mae                                                 7,949,955
            5.000% June 15, 2033
    402,367 Ginnie Mae                                                   412,664
            6.000% May 15, 2028
     87,878 Ginnie Mae                                                    94,044
            8.000% May 15, 2017
      4,583 Ginnie Mae II                                                  4,938
            8.500% May 20, 2026
      8,693 Ginnie Mae II                                                  9,366
            8.500% January 20, 2026
      2,609 Ginnie Mae II                                                  2,812
            8.500% June 20, 2026
      8,965 Ginnie Mae II                                                  9,660
            8.500% July 20, 2026
     36,609 Ginnie Mae II                                                 39,446
            8.500% December 20, 2026
  2,295,894 Ginnie Mae II                                              2,259,146
            5.000% February 20, 2034
  1,695,651 Ginnie Mae II                                              1,703,062
            5.500% November 20, 2034
      3,373 Ginnie Mae II                                                  3,669
            8.500% December 20, 2025
      6,742 Ginnie Mae II                                                  7,193
            8.000% August 20, 2025
     16,357 Ginnie Mae II                                                 17,429
            8.000% November 20, 2023
                                                                    $186,376,989

AGENCY MORTGAGE BACKED --- 10.44%
  3,000,000 Fannie Mae                                                 2,959,278
            Series 2003-24 Class VM
            5.500% November 25, 2021
    908,167 Fannie Mae ++                                                906,245
            Series 2005-86 Class FC
            4.679% October 25, 2035

     42,338 Fannie Mae ++                                                 42,341
            Series 2004-W8 Class 1AF
            4.629% June 25, 2044
  1,224,311 Freddie Mac                                                1,218,477
            Series 2974 Class VM
            5.000% May 15, 2016
  2,000,000 Freddie Mac                                                1,952,220
            Series 2843 Class VB
            5.500% August 15, 2023
    968,336 Freddie Mac ++                                               968,868
            Series 2637 Class FA
            4.769% June 15, 2018
  1,938,787 Freddie Mac ^^                                             1,924,913
            Series R003 Class AG
            5.125% October 15, 2015
  9,000,000 US Department of Veterans Affairs                          8,990,859
            Series 2003-2 Class D
            5.000% November 15, 2023
     17,618 US Department of Veterans Affairs                             17,618
            Series 2001-1 Class 2E
            7.000% January 15, 2028
  2,500,000 US Department of Veterans Affairs                          2,514,063
            Series 2003-1 Class E
            5.750% April 15, 2027
  1,433,080 US Department of Veterans Affairs                          1,468,011
            Series 2002-1 Class 1A
            6.000% October 15, 2031
  2,463,467 US Department of Veterans Affairs                          2,489,506
            Series 1993-3 Class 1
            5.846% September 15, 2023
    416,719 US Department of Veterans Affairs                            416,605
            Series 1993-3 Class 2K
            6.250% November 15, 2012
                                                                     $25,869,004

COMMERCIAL MORTGAGED BACKED --- 5.01%
  4,504,313 ABN AMRO Mortgage Corp                                     4,494,233
            Series 2003-13 Class A2
            5.500% February 25, 2018
  1,000,000 Banc of America Commercial Mortgage Inc                      992,400
            Series 2005-1 Class A3
            4.877% November 10, 2042
  1,000,000 GS Mortgage Securities Corp II                               974,038
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  2,038,090 JP Morgan Chase Commercial Mortgage Securities Co          2,002,787
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  1,680,000 JP Morgan Chase Commercial Mortgage Securities Co          1,668,147
            Series 2002-C3 Class A2
            4.994% July 12, 2035
  1,313,352 LB-UBS Commercial Mortgage Trust                           1,271,424
            Series 2003-C1 Class A1
            2.720% March 15, 2027

  1,000,000 Morgan Stanley Capital I                                   1,001,841
            Series 2005-IQ10 Class AAB
            5.178% September 15, 2042
                                                                     $12,404,870

SUPRANATIONALS --- 1.22%
  5,000,000 International Bank for Reconstruction & Development ~      3,015,495
            Zero Coupon
            4.830% February 15, 2016
                                                                      $3,015,495

U.S. GOVERNMENTS --- 6.66%
  1,000,000 United States of America ^^                                1,090,703
            5.250% November 15, 2028
  1,500,000 United States of America ^^                                1,486,583
            4.250% August 15, 2013
  6,900,000 United States of America ^^                                6,689,764
            4.000% February 15, 2015
  4,400,000 United States of America ^^                                4,270,235
            3.625% June 15, 2010
    800,000 United States of America ^^                                  773,282
            3.375% September 15, 2009
  2,000,000 United States of America ^^                                2,182,422
            5.250% February 15, 2029
                                                                     $16,492,989

TOTAL BONDS --- 98.53%                                              $244,159,347
(Cost $248,359,836)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS

  3,655,000    Undivided interest of 15.9% in joint repurchase 3,655,000
               agreement(Principal Amount/Value $23,020,000 with a maturity value of $23,030,615) with Merrill Lynch, 4.15%, dated 12/30/05, to be repurchased at $3,656,685 on 01/03/06, collateralized by U.S. Agency Mortgages, 5%-7%, 2/1/13-11/1/35, with a value of
               $23,482,819.

TOTAL SHORT-TERM INVESTMENTS --- 1.47%                                $3,655,000
(Cost $3,655,000)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100% $247,814,347 (Cost $252,014,836)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security. ^^ A portion or all of the security is on loan at December 31, 2005. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Maturity Date

Maxim U.S. Government Mortgage Securities Portfolio
December 31, 2005
Unaudited

                                                                  % of Portfolio
         Maturity                      Value ($)                  Investments
---------------------------    -------------------------    ------------------------
---------------------------    -------------------------    ------------------------
1 - 3 Years                                   3,655,021                       1.47%
3 - 5 Years                                   6,169,823                       2.49%
5 - 10 Years                                 18,975,377                       7.66%
10 - 20 Years                                67,649,659                      27.30%
20 - 30 Years                               146,351,060                      59.06%
Over 30 Years                                 5,013,407                       2.02%
                               -------------------------    ------------------------
                               -------------------------    ------------------------
                                          $ 247,814,347                     100.00%
                               =========================    ========================
                               =========================    ========================


SHAREHOLDER EXPENSE EXAMPLE
Maxim U.S. Government Mortgage Securities Portfolio
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                   Beginning           Ending         Expenses Paid
                                 Account Value      Account Value     During Period*
                                  (6/30/2005)       (12/31/2005)    (6/30/05-12/31/05)



 Actual                      $      1,000.00        $        997.04    $  3.02

 Hypothetical
 (5% return before expenses) $      1,000.00        $     1,022.18     $  3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.



FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ -----------------------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                       LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                    Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.


ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the
_________________
(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

         Fund's auditors to (a) the Fund's investment adviser;
         and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000 and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

_____________
(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2006


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006